Segment reporting (Tables)	12 Months Ended
Dec. 31, 2022
Segment reporting
Schedule of adjusted EBITA and a reconciliation from the segment Adjusted EBITA to total consolidated loss from operations

	For the Year Ended December 31
	2020	2021	2022
	RMB	RMB	RMB
Revenues:
China Mobility	133,645,113	160,520,747	125,930,620
International	2,333,113	3,622,366	5,863,123
Other Initiatives	5,757,926	9,684,269	8,997,940
Total segment revenues	141,736,152	173,827,382	140,791,683
Adjusted EBITA:
China Mobility	3,959,902	6,129,122	(1,449,926)
International	(3,533,836)	(5,787,976)	(4,024,455)
Other Initiatives	(8,806,771)	(19,514,226)	(7,294,752)
Total Adjusted EBITA	(8,380,705)	(19,173,080)	(12,769,133)
Share‑based compensation expenses	(3,413,292)	(24,654,583)	(3,424,049)
Amortization of intangible assets(i)	(1,993,945)	(1,824,762)	(1,631,280)
Impairment of goodwill and intangible assets acquired from business combination (Note 14)	—	(2,789,321)	—
Total consolidated loss from operations	(13,787,942)	(48,441,746)	(17,824,462)
(i)	Amortization expenses in connection with business combinations were RMB1,977,400, RMB1,799,508 and RMB1,561,239 for the years ended December 31, 2020, 2021 and 2022, respectively.

Schedule of total depreciation expenses of property and equipment by segment

	For the Year Ended December 31
	2020	2021	2022
	RMB	RMB	RMB

China Mobility	260,179	306,382	360,612
International	63,025	124,633	92,903
Other Initiatives	2,951,940	3,789,506	3,058,310
Total depreciation of property and equipment	3,275,144	4,220,521	3,511,825